Loans Receivable and Allowance for Loan Losses - Information with Respect to Nonaccrual Loans (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Nonaccrual loans:
Total nonaccrual loans	$ 5,132	$ 5,895
Real Estate [Member] | One-to-Four Family Real Estate [Member]
Nonaccrual loans:
Total nonaccrual loans	4,848	5,496
Real Estate [Member] | Commercial Real Estate [Member]
Nonaccrual loans:
Total nonaccrual loans	247	251
Consumer [Member] | Second Mortgage [Member]
Nonaccrual loans:
Total nonaccrual loans	$ 37	$ 148